LOANS	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
LOANS (excluding covered loans)	Loans and Leases
First Financial offers clients a variety of commercial and consumer loan and lease products with various interest rates and payment terms. Commercial loan categories include C&I, CRE, construction real estate and lease financing. Consumer loan categories include residential real estate, home equity, installment and credit card.

Lending activities are primarily concentrated in states where the Bank operates banking centers (Ohio, Indiana, Kentucky and Illinois). First Financial also offers two nationwide lending platforms, one that provides equipment and leasehold improvement financing for franchisees in the quick service and casual dining restaurant sector and another that provides loans that are secured by commissions and cash collateral accounts to insurance agents and brokers.

In accordance with the CARES Act and the 2021 Consolidated Appropriations Act, First Financial participated in offering PPP loans to its customers. These loans provide a direct incentive for small businesses to keep their workers on the payroll and to maintain their operations during the COVID-19 pandemic. PPP loans are eligible to be forgiven provided certain conditions are met. As of December 31, 2022, First Financial had $3.0 million in PPP loans, net of unearned fees of $0.1 million. As of December 31, 2021, First Financial had $55.6 million in PPP loans, net of unearned income of $2.6 million.

Credit quality. To facilitate the monitoring of credit quality for commercial loans, First Financial utilizes the following categories of credit grades:

Pass - Higher quality loans that do not fit any of the other categories described below.

Special Mention - First Financial assigns a special mention rating to loans and leases with potential weaknesses that deserve management's close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or lease or in First Financial's credit position at some future date.

Substandard - First Financial assigns a substandard rating to loans or leases that are inadequately protected by the current sound financial worth and paying capacity of the borrower or the collateral pledged, if any. Substandard loans and leases have well-defined weaknesses that jeopardize repayment of the debt. Substandard loans and leases are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not addressed.

Doubtful - First Financial assigns a doubtful rating to loans and leases with all of the attributes of a substandard rating with the added characteristic that the weaknesses make collection or liquidation in full highly questionable and improbable, on the basis of currently existing facts, conditions and values. The possibility of loss is extremely high, but because of certain important and reasonably specific pending factors that may work to the advantage and strengthening of the credit quality of the loan or lease, its classification as an estimated loss is deferred until its more exact status may be determined. Pending factors include proposed merger, acquisition or liquidation procedures, capital injection, perfecting liens on additional collateral and refinancing plans.

The credit grades previously described are derived from standard regulatory rating definitions and are assigned upon initial approval of credit to borrowers and updated periodically thereafter.

First Financial considers repayment performance to be the best indicator of credit quality for consumer loans. Consumer loans that have principal and interest payments that are past due by 90 days or more are generally classified as nonperforming. Additionally, consumer loans that have been modified in a TDR are classified as nonperforming.
The following table sets forth the Company's loan portfolio at December 31, 2022 by risk attribute and origination date:

(Dollars in thousands)	2022	2021	2020	2019	2018	Prior	Term Total	Revolving	Total
Commercial & industrial
Pass	$879,836	$561,890	$348,123	$209,758	$112,282	$206,656	$2,318,545	$971,080	$3,289,625
Special mention	2,740	13,821	4,125	14,047	8,523	5,544	48,800	18,055	66,855
Substandard	2,335	5,176	11,886	8,016	3,331	13,812	44,556	9,236	53,792
Doubtful	0	0	0	0	0	0	0	0	0
Total	$884,911	$580,887	$364,134	$231,821	$124,136	$226,012	$2,411,901	$998,371	$3,410,272
Lease financing
Pass	$167,035	$25,638	$13,705	$12,797	$9,402	$2,930	$231,507	$0	$231,507
Special mention	0	0	70	0	0	0	70	0	70
Substandard	4,363	0	0	164	11	9	4,547	0	4,547
Doubtful	0	0	0	0	0	0	0	0	0
Total	$171,398	$25,638	$13,775	$12,961	$9,413	$2,939	$236,124	$0	$236,124
Construction real estate
Pass	$89,116	$276,639	$96,823	$4,902	$390	$353	$468,223	$23,266	$491,489
Special mention	0	14,395	0	0	6,166	0	20,561	0	20,561
Substandard	0	0	0	0	0	0	0	0	0
Doubtful	0	0	0	0	0	0	0	0	0
Total	$89,116	$291,034	$96,823	$4,902	$6,556	$353	$488,784	$23,266	$512,050
Commercial real estate - investor
Pass	$643,174	$470,085	$301,510	$719,699	$300,772	$508,639	$2,943,879	$26,153	$2,970,032
Special mention	0	13,090	23,111	9,297	26,079	13,804	85,381	861	86,242
Substandard	0	6,950	6	4,025	17,178	9,631	37,790	0	37,790
Doubtful	0	0	0	0	0	0	0	0	0
Total	$643,174	$490,125	$324,627	$733,021	$344,029	$532,074	$3,067,050	$27,014	$3,094,064
Commercial real estate - owner
Pass	$165,411	$155,041	$170,587	$101,137	$112,063	$211,377	$915,616	$11,125	$926,741
Special mention	0	0	0	1,479	0	14,040	15,519	0	15,519
Substandard	0	525	844	5,114	3,501	6,451	16,435	0	16,435
Doubtful	0	0	0	0	0	0	0	0	0
Total	$165,411	$155,566	$171,431	$107,730	$115,564	$231,868	$947,570	$11,125	$958,695
Residential real estate
Performing	$320,676	$274,816	$205,948	$110,745	$51,583	$114,642	$1,078,410	$0	$1,078,410
Nonperforming	414	1,615	1,286	2,554	1,755	6,231	13,855	0	13,855
Total	$321,090	$276,431	$207,234	$113,299	$53,338	$120,873	$1,092,265	$0	$1,092,265
Home equity
Performing	$26,411	$33,414	$38,226	$11,733	$8,051	$24,985	$142,820	$585,712	$728,532
Nonperforming	5	136	298	78	104	430	1,051	4,208	5,259
Total	$26,416	$33,550	$38,524	$11,811	$8,155	$25,415	$143,871	$589,920	$733,791
Installment
Performing	$100,256	$38,694	$7,244	$3,915	$2,861	$3,242	$156,212	$51,854	$208,066
Nonperforming	650	794	18	6	20	42	1,530	299	1,829
Total	$100,906	$39,488	$7,262	$3,921	$2,881	$3,284	$157,742	$52,153	$209,895
Credit cards
Performing	$0	$0	$0	$0	$0	$0	$0	$51,287	$51,287
Nonperforming	0	0	0	0	0	0	0	528	528
Total	$0	$0	$0	$0	$0	$0	$0	$51,815	$51,815
Grand Total	$2,402,422	$1,892,719	$1,223,810	$1,219,466	$664,072	$1,142,818	$8,545,307	$1,753,664	$10,298,971
The following table sets forth the Company's loan portfolio at December 31, 2021 by risk attribute and origination date:

(Dollars in thousands)	2021	2020	2019	2018	2017	Prior	Term Total	Revolving	Total
Commercial & industrial
Pass	$711,198	$442,064	$339,507	$164,273	$119,580	$154,835	$1,931,457	$700,246	$2,631,703
Special mention	389	4,867	5,993	16,057	6,511	4,918	38,735	21,505	60,240
Substandard	2,220	434	2,843	1,224	12,640	1,465	20,826	7,259	28,085
Doubtful	0	0	0	0	0	0	0	0	0
Total	$713,807	$447,365	$348,343	$181,554	$138,731	$161,218	$1,991,018	$729,010	$2,720,028
Lease financing
Pass	$31,697	$21,536	$19,095	$15,494	$6,821	$4,765	$99,408	$0	$99,408
Special mention	0	10,216	0	0	0	0	10,216	0	10,216
Substandard	0	0	0	0	0	0	0	0	0
Doubtful	0	0	0	0	0	0	0	0	0
Total	$31,697	$31,752	$19,095	$15,494	$6,821	$4,765	$109,624	$0	$109,624
Construction real estate
Pass	$95,991	$200,421	$96,726	$15,886	$317	$12,719	$422,060	$18,299	$440,359
Special mention	0	6,531	0	9,004	0	0	15,535	0	15,535
Substandard	0	0	0	0	0	0	0	0	0
Doubtful	0	0	0	0	0	0	0	0	0
Total	$95,991	$206,952	$96,726	$24,890	$317	$12,719	$437,595	$18,299	$455,894
Commercial real estate - investor
Pass	$537,183	$379,217	$944,915	$367,946	$294,147	$434,641	$2,958,049	$66,579	$3,024,628
Special mention	0	7,479	18,136	18,006	15,566	34,153	93,340	0	93,340
Substandard	1,616	6	21,312	6,628	6,918	307	36,787	0	36,787
Doubtful	0	0	0	0	0	0	0	0	0
Total	$538,799	$386,702	$984,363	$392,580	$316,631	$469,101	$3,088,176	$66,579	$3,154,755
Commercial real estate - owner
Pass	$204,291	$184,564	$121,150	$135,463	$119,489	$259,504	$1,024,461	$7,565	$1,032,026
Special mention	970	2,283	2,262	3,751	1,381	5,512	16,159	0	16,159
Substandard	162	727	6,541	12,513	1,730	1,963	23,636	38	23,674
Doubtful	0	0	0	0	0	0	0	0	0
Total	$205,423	$187,574	$129,953	$151,727	$122,600	$266,979	$1,064,256	$7,603	$1,071,859
Residential real estate
Performing	$258,537	$230,699	$138,239	$64,310	$34,606	$162,924	$889,315	$0	$889,315
Nonperforming	236	970	1,193	598	339	3,418	6,754	0	6,754
Total	$258,773	$231,669	$139,432	$64,908	$34,945	$166,342	$896,069	$0	$896,069
Home equity
Performing	$42,298	$45,638	$14,713	$11,221	$7,603	$30,588	$152,061	$553,245	$705,306
Nonperforming	72	161	44	67	56	234	634	2,459	3,093
Total	$42,370	$45,799	$14,757	$11,288	$7,659	$30,822	$152,695	$555,704	$708,399
Installment
Performing	$58,209	$12,768	$8,213	$5,541	$3,925	$2,201	$90,857	$28,353	$119,210
Nonperforming	6	61	32	9	1	56	165	79	244
Total	$58,215	$12,829	$8,245	$5,550	$3,926	$2,257	$91,022	$28,432	$119,454
Credit cards
Performing	$0	$0	$0	$0	$0	$0	$0	$51,772	$51,772
Nonperforming	0	0	0	0	0	0	0	445	445
Total	$0	$0	$0	$0	$0	$0	$0	$52,217	$52,217
Grand Total	$1,945,075	$1,550,642	$1,740,914	$847,991	$631,630	$1,114,203	$7,830,455	$1,457,844	$9,288,299

Delinquency. Loans are considered past due or delinquent when the contractual principal or interest due in accordance with the terms of the loan agreement or any portion thereof remains unpaid after the due date of the scheduled payment.
Loan delinquency, including nonaccrual loans, was as follows:

	As of December 31, 2022
(Dollars in thousands)	30 – 59 days past due	60 – 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial & industrial	$5,375	$72	$501	$5,948	$3,404,324	$3,410,272	$0
Lease financing	5,212	1,052	843	7,107	229,017	236,124	742
Construction real estate	0	0	0	0	512,050	512,050	0
Commercial real estate-investor	0	0	0	0	3,094,064	3,094,064	0
Commercial real estate-owner	26	5,216	44	5,286	953,409	958,695	0
Residential real estate	4,254	2,074	3,260	9,588	1,082,677	1,092,265	0
Home equity	1,725	729	1,209	3,663	730,128	733,791	0
Installment	874	490	414	1,778	208,117	209,895	0
Credit card	261	150	116	527	51,288	51,815	115
Total	$17,727	$9,783	$6,387	$33,897	$10,265,074	$10,298,971	$857

	As of December 31, 2021
(Dollars in thousands)	30 - 59 days past due	60 - 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial & industrial	$303	$2,006	$2,775	$5,084	$2,714,944	$2,720,028	$0
Lease financing	93	0	0	93	109,531	109,624	0
Construction real estate	0	0	0	0	455,894	455,894	0
Commercial real estate-investor	89	42	6,409	6,540	3,148,215	3,154,755	0
Commercial real estate-owner	56	2,207	637	2,900	1,068,959	1,071,859	0
Residential real estate	4,379	262	2,114	6,755	889,314	896,069	0
Home equity	1,214	692	1,186	3,092	705,307	708,399	0
Installment	162	37	45	244	119,210	119,454	0
Credit card	223	134	137	494	51,723	52,217	137
Total	$6,519	$5,380	$13,303	$25,202	$9,263,097	$9,288,299	$137

Nonaccrual. Loans are classified as nonaccrual when, in the opinion of management, collection of principal or interest is doubtful or when principal or interest payments are 90 days or more past due. Generally, loans are classified as nonaccrual due to the continued failure to adhere to contractual payment terms by the borrower, coupled with other pertinent factors. When a loan is classified as nonaccrual, the accrual of interest income is discontinued and previously accrued but unpaid interest is reversed. Any payments received while a loan is on nonaccrual status are applied as a reduction to the carrying value of the loan. A loan classified as nonaccrual may return to accrual status if none of the principal and interest is due and unpaid, and the Bank expects repayment of the remaining contractual principal and interest.

Troubled debt restructurings. A loan modification is considered a TDR when the borrower is experiencing financial difficulty and concessions are made by the Company that would not otherwise be considered for a borrower with similar credit characteristics. The most common types of modifications include interest rate reductions, bankruptcies, maturity extensions and modifications to principal amortization, including interest-only structures. Modified terms are dependent upon the financial position and needs of the individual borrower. If the modification agreement is violated, the loan is managed by the Company’s credit administration group for resolution, which may result in foreclosure in the case of real estate.

TDRs are generally classified as nonaccrual for a minimum period of six months and may qualify for return to accrual status once they have demonstrated performance with the restructured terms of the loan agreement.

First Financial had 134 TDRs totaling $21.0 million at December 31, 2022, including $11.0 million of loans on accrual status and $10.0 million of loans classified as nonaccrual. First Financial had no commitments outstanding to lend additional funds to borrowers whose loan terms had been modified through TDRs, and the ACL included reserves of $5.0 million related to TDRs as of December 31, 2022. For the year ended December 31, 2022, First Financial charged off $3.2 million for the portion of TDRs determined to be uncollectible. Additionally, as of December 31, 2022, approximately $5.6 million of the accruing TDRs have been performing in accordance with the restructured terms for more than one year.

First Financial had 150 TDRs totaling $27.6 million at December 31, 2021, including $11.6 million of loans on accrual status and $16.0 million of loans classified as nonaccrual. First Financial had $0.2 million of commitments outstanding to lend additional funds to borrowers whose loan terms had been modified through TDRs and the ACL included reserves of $6.3 million related to TDRs as of December 31, 2021. For the year ended December 31, 2021, First Financial charged off $1.7 million for the portion of TDRs determined to be uncollectible. Additionally, as of December 31, 2021, approximately $5.0 million of the accruing TDRs have been performing in accordance with the restructured terms for more than one year.

First Financial had 155 TDRs totaling $21.8 million at December 31, 2020, including $7.1 million of loans on accrual status and $14.7 million of loans classified as nonaccrual. First Financial had $0.3 million of commitments outstanding to lend additional funds to borrowers whose loan terms had been modified through TDRs. Additionally, First Financial charged off $1.7 million for the portion of TDRs determined to be uncollectible for the year ended December 31, 2020.

The following table provides information on loan modifications classified as TDRs during the years ended December 31, 2022, 2021 and 2020:

	Years ended December 31,
	2022			2021			2020
(Dollars in thousands)	Number of loans	Pre-modification loan balance	Period end balance	Number of loans	Pre-modification loan balance	Period end balance	Number of loans	Pre-modification loan balance	Period end balance
Commercial & industrial	6	$10,049	$8,825	7	$9,311	$8,039	8	$14,984	$14,984
Construction real estate	0	0	0	0	0	0	0	0	0
Commercial real estate	2	6,337	3,115	8	16,850	9,807	0	0	0
Residential real estate	15	1,376	1,317	17	1,585	1,553	24	1,953	1,847
Home equity	1	32	32	2	30	30	11	351	349
Installment	1	1	1	1	0	0	2	35	22
Total	25	$17,795	$13,290	35	$27,776	$19,429	45	$17,323	$17,202

The following table provides information on how TDRs were modified during the years ended December 31, 2022, 2021 and 2020:

	Years Ended December 31,
(Dollars in thousands)	2022	2021	2020
Extended maturities	$3,346	$0	$0
Adjusted interest rates	3,106	0	0
Combination of rate and maturity changes	0	0	0
Forbearance	4,477	7,328	4,759
Bankruptcies	90	6,723	678
Other (1)	2,271	5,378	11,765
Total	$13,290	$19,429	$17,202
(1) Other includes covenant modifications and other concessions or combination of concessions that do not consist of interest rate adjustments, forbearance, bankruptcy and maturity extensions.

First Financial considers repayment performance as an indication of the effectiveness of the Company's loan modifications. Borrowers that are 90 days or more past due on any principal or interest payments, or who prematurely terminate a restructured loan agreement without paying off the contractual principal balance, are considered to be in payment default of the terms of the TDR agreement.
For the twelve months ended December 31, 2022, there were two TDRs with a balance of $0.2 million for which there was a payment default during the period that occurred within twelve months of the loan modification. For the twelve months ended December 31, 2021 and 2020, there was one TDR with an insignificant balance for which there was a payment default during the period that occurred within twelve months of the loan modification.

As stated in the CARES Act and subsequently modified by the Consolidated Appropriations Act, loan modifications in response to COVID-19 executed on loans that were not more than 30 days past due as of December 31, 2019 and executed between March 1, 2020 and the January 1, 2022 are not required to be reported as a TDR.

As of December 31, 2022, the Company's loan portfolio included no active loan modifications made under the guidance of the CARES Act that were not classified as TDR. As of December 31, 2021, the Company's loan portfolio included $16.5 million of active loan modifications made under the guidance of the CARES Act that were not classified as TDR. These modifications were comprised of two commercial loans making interest only payments.

As of December 31, 2020, the Company's loan portfolio included $320.2 million of active loan modifications made under the guidance of the CARES Act that were not classified as TDR. These modifications included $291.5 million of borrowers making interest only payments at year end, and full principal and interest deferrals of $28.7 million. Active modifications as of December 31, 2020 were primarily hotel and franchise loans, which were $186.2 million and $44.3 million respectively as of December 31, 2020, or 58.2% and 13.8% of the total active modifications at December 31, 2020. As of December 31, 2020, the Company's loan portfolio included 90 commercial loans with balances of $312.5 million and 53 consumer loans with balances of $7.7 million that were modified in response to COVID-19 that were not considered TDRs.

Nonperforming loans. Loans classified as nonaccrual and loans modified as TDRs are considered nonperforming. The following table provides information on nonperforming loans as of December 31:

	2022			2021			2020
(Dollars in thousands)	Nonaccrual loans with a related ACL	Nonaccrual loans with no related ACL	Total nonaccrual	Nonaccrual loans with a related ACL	Nonaccrual loans with no related ACL	Total nonaccrual	Nonaccrual loans with a related ACL	Nonaccrual loans with no related ACL	Total nonaccrual
Nonaccrual loans (1)
Commercial & industrial	$6,692	$1,550	$8,242	$11,077	$6,285	$17,362	$18,711	$10,519	$29,230
Lease financing	0	178	178	0	203	203	0	0	0
Construction real estate	0	0	0	0	0	0	0	0	0
Commercial real estate	5,216	570	5,786	17,716	1,796	19,512	6,957	27,725	34,682
Residential real estate	0	10,691	10,691	0	8,305	8,305	251	11,350	11,601
Home equity	0	3,123	3,123	0	2,922	2,922	0	5,076	5,076
Installment	0	603	603	0	88	88	0	163	163
Total nonaccrual loans	$11,908	$16,715	$28,623	$28,793	$19,599	$48,392	$25,919	$54,833	$80,752

Interest income effect							2022	2021	2020
Gross amount of interest that would have been recorded under original terms							$3,247	$5,132	$5,892
Interest included in income
Nonaccrual loans							1,134	1,618	1,636
Troubled debt restructurings							424	314	426
Total interest included in income							1,558	1,932	2,062
Net impact on interest income							$1,689	$3,200	$3,830

Commitments outstanding to borrowers with nonaccrual loans							$0	$0	$0
(1) Nonaccrual loans include nonaccrual TDRs of $10.0 million, $16.0 million and $14.7 million as of December 31, 2022, 2021 and 2020, respectively.

First Financial individually reviews all nonperforming loan relationships greater than $250,000 to determine if an individually evaluated allowance is necessary based on the borrower’s overall financial condition, resources and payment record, support from guarantors and the realizable value of any collateral. Individually evaluated allowances are based on discounted cash flows using the loan's initial effective interest rate or the fair value of the collateral for certain collateral dependent loans.

A loan is considered to be collateral dependent when the borrower is experiencing financial difficulty and the repayment is expected to be provided substantially through the operation or sale of collateral. The following table presents the amortized cost basis of collateral dependent loans by class of loan.

	December 31, 2022
	Type of Collateral
(Dollar in thousands)	Business assets		Commercial real estate	Equipment	Land	Residential real estate	Other	Total
Class of loan
Commercial & industrial	$8,205		$0	$0	$0	$0	$37	$8,242
Lease financing	0		0	178	0	0	0	178
Commercial real estate-investor	0		353	0	0	22	0	375
Commercial real estate-owner	0		3,399	1,893	119	0	0	5,411
Residential real estate	0		0	0	0	10,691	0	10,691
Home equity	0		0	0	0	3,123	0	3,123
Installment	0		0	0	0	0	603	603
Total	$8,205	8205000	$3,752	$2,071	$119	$13,836	$640	$28,623

	December 31, 2021
	Type of Collateral
(Dollar in thousands)	Business assets		Commercial real estate	Equipment	Land	Residential real estate	Other	Total
Class of loan
Commercial & industrial	$13,171		$15	$833	$0	$0	$3,343	$17,362
Lease financing	0		0	203	0	0	0	203
Commercial real estate-investor	0		6,362	0	0	422	0	6,784
Commercial real estate-owner	0		6,673	5,937	38	80	0	12,728
Residential real estate	0		0	0	0	8,305	0	8,305
Home equity	0		0	0	0	2,922	0	2,922
Installment	0		0	0	0	0	88	88
Total	$13,171		$13,050	$6,973	$38	$11,729	$3,431	$48,392

Lease financing - Lessor. First Financial originates both sales-type and direct financing leases, and the Company manages and reviews lease residuals in accordance with its credit policies. Payments are generally fixed. However, in some agreements, lease payments may be indexed to a rate or index. Sales-type lease contracts contain the ability to purchase the underlying equipment at lease maturity and profit or loss is recognized at lease commencement.  Direct financing leases are generally three to five years in length and may be extended at maturity, however, early cancellation may result in a fee to the borrower.  For direct financing leases, the net unearned income is deferred and amortized over the life of the lease.

Effective December 31, 2021, First Financial acquired Summit Funding Group, Inc., which is a full-service equipment leasing company. In conjunction with this acquisition, First Financial acquired $41.9 million of financing leases, which were included in Loans and leases on the Consolidated Balance Sheets. For further detail on the acquisition, see Note 24 - Business Combinations.

The components of the Company's net investments in direct financing and sales-type leases, which are included in Lease financing on the Consolidated Balance Sheets are as follows:

(Dollar in thousands)	December 31, 2022	December 31, 2021
Direct financing leases
Lease receivables	$35,081	$49,843
Unguaranteed residual values	16,058	19,714
Sales-type leases
Lease receivables	184,985	40,067
Unguaranteed residual values	0	0
Total net investment in direct financing and sales-type leases	$236,124	$109,624

Interest income for direct financing and sales-type leases was $11.8 million, $2.7 million and $3.8 million for the years ended December 31, 2022, 2021 and 2020, respectively.

The remaining maturities of lease receivables were as follows:

(Dollars in thousands)	Direct financing and Sales-type
2023	$56,640
2024	46,366
2025	39,495
2026	37,877
2027	31,826
Thereafter	37,512
Total lease payments	249,716
Less: unearned interest income	(29,650)
Net lease receivables	$220,066

OREO. OREO is comprised of properties acquired by the Company primarily through the loan foreclosure or repossession process, that result in partial or total satisfaction of problem loans.

Changes in OREO were as follows:

	Years ended December 31,
(Dollars in thousands)	2022	2021	2020
Balance at beginning of year	$98	$1,287	$2,033
Additions
Commercial	0	98	510
Residential	327	0	507
Total additions	327	98	1,017
Disposals
Commercial	(98)	(947)	(217)
Residential	(94)	(331)	(1,859)
Total disposals	(192)	(1,278)	(2,076)
Valuation adjustments
Commercial	0	(9)	448
Residential	(42)	0	(135)
Total valuation adjustments	(42)	(9)	313
Balance at end of year	$191	$98	$1,287